Income Taxes	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Income Taxes
Note 12 - Income Taxes
Southwest Gas Holdings, Inc.:
The following is a summary of income (loss) before taxes and noncontrolling interests for domestic and foreign operations:

	Year ended December 31,
(Thousands of dollars)	2022	2021	2020
U.S.	$(302,581)	$221,507	$282,489
Foreign	29,244	25,343	22,249
Total income (loss) before income taxes	$(273,337)	$246,850	$304,738
Income tax expense (benefit) consists of the following:

	Year Ended December 31,
(Thousands of dollars)	2022	2021	2020
Current:
Federal	$(949)	$(2,872)	$6,287
State	7,123	(11,516)	8,617
Foreign	9,089	6,524	4,666
	15,263	(7,864)	19,570
Deferred:
Federal	(76,984)	39,117	44,547
State	(12,828)	8,239	414
Foreign	(1,104)	156	1,222
	(90,916)	47,512	46,183
Total income tax expense (benefit)	$(75,653)	$39,648	$65,753
Deferred income tax expense (benefit) consists of the following significant components:

	Year Ended December 31,
(Thousands of dollars)	2022	2021	2020
Deferred federal and state:
Property-related items	$41,191	$35,072	$50,504
Purchased gas cost adjustments	76,306	73,613	(5,726)
Employee benefits	12,223	(1,484)	459
Regulatory adjustments	(15,482)	(10,101)	(9,885)
Deferred payroll taxes	(6,344)	(6,344)	(9,055)
Deferred revenue	5,751	6,021	588
Net operating loss	(120,704)	(64,981)	2,331
Goodwill impairment	(105,507)	—	—
Alternative minimum tax	—	—	4,409
All other deferred	21,669	15,768	12,610
Total deferred federal and state	(90,897)	47,564	46,235
Deferred ITC, net	(19)	(52)	(52)
Total deferred income tax expense (benefit)	$(90,916)	$47,512	$46,183
References above and below to Deferred payroll taxes relate to the employer portion of Social Security tax, for which deferment of remittance was permissible under the Coronavirus Aid, Relief, and Economic Security (“CARES”) Act.
A reconciliation of the U.S. federal statutory rate to the consolidated effective tax rate (and the sources of these differences and the effect of each) are summarized as follows:

	Year Ended December 31,
	2022	2021	2020
U.S. federal statutory income tax rate	21.0%	21.0%	21.0%
Net state taxes	3.2	1.0	3.0
Tax credits	0.2	(0.5)	(0.5)
Company-owned life insurance	(0.8)	(1.1)	(0.8)
Amortization of excess deferred taxes	5.2	(4.3)	(0.8)
All other differences	(1.1)	—	(0.3)
Consolidated effective income tax rate	27.7%	16.1%	21.6%
Deferred tax assets and liabilities consist of the following:

	December 31,
(Thousands of dollars)	2022	2021
Deferred tax assets:
Deferred income taxes for future amortization of ITC and excess deferred taxes	$109,093	$116,496
Employee benefits	29,307	39,181
Net operating losses	223,557	102,853
Deferred payroll taxes	—	6,344
Lease-related item	19,745	18,462
Goodwill impairment	105,507	—
Other	13,197	12,149
Valuation allowance	(2,197)	(4,902)
	498,209	290,583
Deferred tax liabilities:
Property-related items, including accelerated depreciation	873,328	843,559
Regulatory balancing accounts	154,124	77,818
Debt-related costs	(2,365)	2,277
Intangibles	105,668	97,860
Lease-related item	21,164	17,254
Other	28,275	20,562
	1,180,194	1,059,330
Net noncurrent deferred tax liabilities	$681,985	$768,747
Net noncurrent deferred tax liabilities above at December 31, 2022 and 2021 are reflected net of $82,000 and $121,000 of noncurrent deferred tax assets associated with the Company’s Canadian operations, which are shown separately on the Company’s Consolidated Balance Sheets.
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	December 31,
(Thousands of dollars)	2022	2021
Unrecognized tax benefits at beginning of year	$2,629	$1,928
Gross increases – tax positions in prior period	389	442
Gross increases – current period tax positions	54	259
Gross decreases – current period tax positions	—	—
Settlements	—	—
Lapse in statute of limitations	—	—
Unrecognized tax benefits at end of year	$3,072	$2,629
Southwest Gas Corporation:
The following is a summary of income before taxes:

	Year ended December 31,
(Thousands of dollars)	2022	2021	2020
Total income before income taxes	$184,921	$216,473	$194,873
 Income tax expense (benefit) consists of the following:

	Year Ended December 31,
(Thousands of dollars)	2022	2021	2020
Current:
Federal	$(78)	$(3,643)	$(4,678)
State	7,805	(6,556)	(179)
	7,727	(10,199)	(4,857)
Deferred:
Federal	23,710	36,842	38,561
State	(896)	2,695	2,051
	22,814	39,537	40,612
Total income tax expense	$30,541	$29,338	$35,755
Deferred income tax expense (benefit) consists of the following significant components:

	Year Ended December 31,
(Thousands of dollars)	2022	2021	2020
Deferred federal and state:
Property-related items	$29,633	$23,077	$36,029
Purchased gas cost adjustments	76,306	73,613	(5,726)
Employee benefits	5,332	5,508	11,437
Regulatory adjustments	(15,482)	(10,101)	(9,885)
Deferred payroll taxes	(892)	(892)	(1,810)
Alternative minimum tax	—	—	4,409
Net operating loss	(76,080)	(59,119)	—
All other deferred	4,016	7,503	6,210
Total deferred federal and state	22,833	39,589	40,664
Deferred ITC, net	(19)	(52)	(52)
Total deferred income tax expense	$22,814	$39,537	$40,612
A reconciliation of the U.S. federal statutory rate to the consolidated effective tax rate (and the sources of these differences and the effect of each) are summarized as follows:

	Year Ended December 31,
	2022	2021	2020
U.S. federal statutory income tax rate	21.0%	21.0%	21.0%
Net state taxes	1.6	0.3	1.7
Tax credits	(0.3)	(0.6)	(0.7)
Company-owned life insurance	0.6	(0.9)	(1.0)
Amortization of excess deferred taxes	(6.9)	(4.9)	(1.3)
All other differences	0.5	(1.3)	(1.4)
Effective income tax rate	16.5%	13.6%	18.3%
Deferred tax assets and liabilities consist of the following:

	December 31,
(Thousands of dollars)	2022	2021
Deferred tax assets:
Deferred income taxes for future amortization of ITC and excess deferred taxes	$94,273	$101,133
Employee benefits	(12,604)	(4,671)
Net operating losses	135,200	59,119
Deferred payroll taxes	—	892
Other	2,512	6,777
Valuation allowance	—	(22)
	219,381	163,228
Deferred tax liabilities:
Property-related items, including accelerated depreciation	733,011	703,374
Regulatory balancing accounts	154,124	77,818
Debt-related costs	2,062	2,277
Other	14,132	18,587
	903,329	802,056
Net deferred tax liabilities	$683,948	$638,828
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	December 31,
(Thousands of dollars)	2022	2021
Unrecognized tax benefits at beginning of year	$2,362	$1,793
Gross increases – tax positions in prior period	259	310
Gross decreases – tax positions in prior period	—	—
Gross increases – current period tax positions	23	259
Gross decreases – current period tax positions	—	—
Settlements	—	—
Lapse in statute of limitations	—	—
Unrecognized tax benefits at end of year	$2,644	$2,362
In assessing whether uncertain tax positions should be recognized in its financial statements, management first determines whether it is more-likely-than-not that a tax position will be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. In evaluations of whether a tax position has met the more-likely-than-not recognition threshold, management presumes that the position will be examined by the appropriate taxing authority that would have full knowledge of all relevant information. For tax positions that meet the more-likely-than-not recognition threshold, management measures the amount of benefit recognized in the financial statements at the largest amount of benefit that is greater than 50% likely of being realized upon ultimate settlement. Unrecognized tax benefits are recognized in the first financial reporting period in which information becomes available indicating that such benefits will more-likely-than-not be realized. For each reporting period, management applies a consistent methodology to measure unrecognized tax benefits, and all unrecognized tax benefits are reviewed periodically and adjusted as circumstances warrant. Measurement of unrecognized tax benefits is based on management’s assessment of all relevant information, including prior audit experience, the status of audits, conclusions of tax audits, lapsing of applicable statutes of limitation, identification of new issues, and any administrative guidance or developments.
At December 31, 2022, the total amount of unrecognized tax benefits that, if recognized, would impact the effective tax rate was $3.1 million for the Company and $2.6 million for Southwest. No significant increases or decreases in unrecognized tax benefits are expected within the next 12 months.
The Company and Southwest recognize interest expense and income and penalties related to income tax matters in income tax expense. There was $0, $21,000, and $523,000 of tax-related interest income for 2022, 2021, and 2020, respectively.
The Company’s regulated operations accounting for income taxes is impacted by the FASB’s ASC Topic 980 – Regulated Operations. Reductions in accumulated deferred income tax balances due to the reduction in the corporate income tax rates to 21% under the provisions of the Tax Cuts and Jobs Act (the “TCJA”), enacted in December 2017, may continue to result in a refund of excess deferred taxes to customers, generally through reductions in future rates. The TCJA included provisions that stipulate how these excess deferred taxes may be passed back to customers for certain accelerated tax depreciation benefits. The December 31, 2022 Consolidated Balance Sheets of Southwest and the Company reflect the impact of the TCJA and the remaining unamortized balance of the regulatory liability (including a gross-up), barring further changes to income tax rates. See also Note 5 - Regulatory Assets and Liabilities.
The Company and its subsidiaries file a consolidated federal income tax return in the U.S. and in various states, as well as separate returns in Canada. With few exceptions, the Company is no longer subject to U.S. federal, state and local, or Canadian income tax examinations for years before 2018.
The Company and each of its subsidiaries, including Southwest, participate in a tax sharing agreement to establish the method for allocating tax benefits and losses among members of the consolidated group. The consolidated federal income tax is apportioned among the subsidiaries using a separate return method.
The acquisition of MountainWest by the Company was a taxable transaction for U.S. federal and state income tax purposes. As a result, the Company obtained a step-up in the basis of the assets acquired (as determined for income tax purposes), without succeeding to the holding period, accounting methods, or historical income tax liabilities associated with MountainWest. Accordingly, the deferred income taxes were redetermined on the date of acquisition, December 31, 2021.
At December 31, 2022, the Company has a U.S. federal net operating loss carryforward of $932.8 million. The Company also has general business credits of $4 million, which begin to expire in 2041. The Company has no capital loss carryforwards. At December 31, 2022, the Company has an income tax net operating loss carryforward related to Canadian operations of $21.2 million, which begins to expire in 2034. As of the same date, the Company has $519 million of state net operating loss carryforwards. Depending on the jurisdiction in which the state net operating loss was generated, the carryforwards will begin to expire in 2031.
Management intends to continue to permanently reinvest any future foreign earnings in Canada.